Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest income:
Loans	$ 5,417	$ 5,569
Securities	704	408
Other	122	118
Total interest income	6,243	6,095
Interest expense
Deposit accounts	298	374
Net interest income	5,945	5,721
Provisions for loan losses	2,500
Net interest income after provision for loan losses	3,445	5,721
Noninterest income:
Fees and service charges on deposit accounts	632	668
Fees and charges on loans	66	75
(Loss) gain on sale of other real estate owned	(204)	3
Income from bank-owned life insurance	120	122
Other	147	62
Total noninterest income	761	930
Noninterest expenses:
Salaries and employee benefits	4,574	3,467
Occupancy and equipment	1,202	984
Data and item processing services	456	457
Professional fees	521	241
Other real estate owned	49	62
Advertising and promotion	76	70
Stationary and supplies	99	71
Deposit insurance and general insurance expense	264	248
Other	1,016	805
Total noninterest expenses	8,257	6,405
(Loss) income before income tax (benefit) expense	(4,051)	246
Income tax (benefit) expense	(1,590)	105
Net (loss) income	$ (2,461)	$ 141
Basic (loss) income per common share	$ 0	$ 0
Diluted (loss) income per common share	$ 0	$ 0